Vanguard Baillie Gifford Global Positive Impact Stock Fund Annual Fund Operating Expenses - Retail Prospectus [Member] - Vanguard Baillie Gifford Global Positive Impact Stock Fund - Investor Shares	Dec. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.59%